Equity - Hedging reserve (Details)				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($) contract	Aug. 22, 2022 contract	Oct. 26, 2020 USD ($) contract vessel	Apr. 20, 2018 USD ($) vessel contract	Dec. 31, 2020 contract	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional Value						$ 93,607,000	$ 536,532,000
$713.0 million facility
Disclosure of detailed information about financial instruments [line items]
Notional Value						713,000,000.0						$ 713,000,000
$73.45 million facility - Cedar and Cypress
Disclosure of detailed information about financial instruments [line items]
Notional Value						73,450,000					$ 73,450,000
Interest rate swaps | $713.0 million facility
Disclosure of detailed information about financial instruments [line items]
Notional Value						0	223,667,000
Interest rate swaps | $150.0 million facility
Disclosure of detailed information about financial instruments [line items]
Notional Value						93,607,000	106,310,000
Interest rate swaps | $447.0 million facility
Disclosure of detailed information about financial instruments [line items]
Notional Value	$ 447,000,000					0
Commodity swap
Disclosure of detailed information about financial instruments [line items]
Notional Value						72,200,000	158,800,000
Fx Euro hedge
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps entered into | contract		4
Notional Value						0	18,398,000
Change in FV recognized in OCI						(1,000,000.0)
Short position, hedging percentage		20.00%
Cap Quebec and Cap Pembroke
Disclosure of detailed information about financial instruments [line items]
Number of vessels in time charter | vessel				2
Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps entered into | contract				2
Notional Value				$ 86,800,000
Change in FV recognized in OCI						(1,800,000)
$173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swaps | $173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of detailed information about financial instruments [line items]
Notional Value				$ 173,600,000		0	$ 56,838,000
Cap Corpus Christi and Cap Port Arthur
Disclosure of detailed information about financial instruments [line items]
Number of vessels in time charter | vessel			2
Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps entered into | contract			2
Notional Value			$ 70,100,000
Change in FV recognized in OCI						(5,100,000)
Long term charter parties, various cap 2020 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swaps entered into | contract	2				6
Notional Value										$ 237,200,000
Change in FV recognized in OCI						(17,400,000)
Suezmaxes Cedar and Cypress | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Change in FV recognized in OCI						(5,500,000)
Suezmaxes Cedar and Cypress | Interest rate swaps | $73.45 million facility - Cedar and Cypress
Disclosure of detailed information about financial instruments [line items]
Notional Value									$ 73,450,000
Long term charter parties, various cap 2022 | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional Value	$ 70,000,000					93,600,000		$ 109,400,000
Change in FV recognized in OCI						(1,100,000)
Long term charter parties, various cap 2022 | Interest rate swaps | At fair value
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets						$ 1,100,000